Earnings Per Share - Narrative (Detail)	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Stock Dividend Declaration Date	February 14, 2013
Shares Issued For Each Share Outstanding	5.37
Total Shares Issued Pursuant To Stock Dividend	827,555
Stock Dividend Issue Date	Feb. 20, 2013